Income tax and social contribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current	$ (328)	$ (5,503)
Deferred	(15,475)	20,138
Tax expense (income)	$ (15,803)	$ 14,635